Restatement of Prior Period Financial Statements (Tables)	3 Months Ended
Mar. 31, 2026
Restatement of Prior Period Financial Statements [Abstract]
Schedule of Audited Condensed Consolidated Balance Sheet

Audited Condensed Consolidated Balance Sheet

in thousands	December 31, 2025 Previously Reported	Adjustments	December 31, 2025 As Corrected
ASSETS
Prepaid expenses and other current assets	$59	$(11)	$48
Note receivable – related party	4,167	(4,167)	—
Total current assets	17,404	(4,179)	13,226
Total assets	$26,670	$(4,179)	$22,491
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Additional paid-in capital	$—	$(2,329)	$(2,329)
Accumulated deficit	(676,957)	(1,850)	(678,807)
Total members’ deficit	(650,689)	(4,179)	(654,868)
Total liabilities and members’ deficit	$26,670	$(4,179)	$22,491

Schedule of Unaudited Condensed Consolidated Statements of Operations

Unaudited Condensed Consolidated Statements of Operations

in thousands	March 31, 2025 Previously Reported	Adjustments	March 31, 2025 As Corrected
General and administrative expenses(1)	$1,851	$827	$2,678
Loss from operations	(1,975)	(827)	(2,802)
Provision for credit losses	(1,310)	840	(470)
Total other expense, net	(16,035)	840	(15,195)
Loss before income taxes	(18,010)	13	(17,996)
Net loss	$(18,010)	$13	$(17,996)

(1)      The Company has combined certain captions that were previously disaggregated within operating expenses.

Schedule of Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit

Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit

	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders’ Deficit
As Previously Reported
Balance, December 31, 2024	$—	$(58,962)	$(49,374)
Net loss	$—	$(18,009)	$(18,009)
Balance March 31, 2025	$—	$(76,971)	$(66,134)

Adjustments
Balance, December 31, 2024	$261	$(1,931)	$(1,625)
Investor loan advances and deemed contributions	$(853)	$—	$(853)
Net loss	$—	$13	$13
Balance March 31, 2025	$(592)	$(1,918)	$(2,465)

As Corrected
Balance, December 31, 2024	$261	$(60,893)	$(51,000)
Investor loan advances and deemed contributions	(853)	—	(853)
Net loss	—	(17,996)	(17,996)
Balance March 31, 2025	$(592)	$(78,889)	$(68,599)

Schedule of Unaudited Condensed Consolidated Statement of Cash Flows

Unaudited Condensed Consolidated Statement of Cash Flows

in thousands	March 31, 2025 Previously Reported	Adjustments	March 31, 2025 As Corrected
Cash flows from operating activities:
Net loss	$(18,010)	$13	$(17,996)
Allowance for credit losses	1,310	(840)	470
Investor expenses incurred on behalf of Company	—	827	827
Net cash used in operating activities	(2,063)	—	(2,063)
Cash flows from investing activities:
Advance – note receivable related parties	(1,680)	1,680	—
Net cash used in investing activities	(2,154)	1,680	(474)
Cash flows from financing activities:
Constructive disbursements to related party	—	(1,680)	(1,680)
Net cash provided by financing activities	5,335	(1,680)	3,655